Financial and other investments - Schedule of financial assets (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Non-current
FVOCI debt and other investments	£ 407	£ 413
FVTPL investments	452	417
Other non-current financial assets	859	830
Current
FVTPL investments	1,764	2,292
Financial assets at amortised cost	841	853
Other current financial assets	2,605	3,145	£ 2,342	£ 1,998
Other financial assets	3,464	3,975
Investments in short-term money market funds
Current
Other financial assets	1,449	1,936
Investments held by National Grid Partners
Current
Other financial assets	346	309
Investments in Sunrun
Current
Other financial assets	106	109
Collateral
Current
Other financial assets	764	806
Insurance company fund investments
Current
Short term investments, restricted	734	802
Specific project
Current
Short term investments, restricted	25	4
Letter of credit
Current
Short term investments, restricted	5	5
Insurance company and non-qualified plan investments
Current
Other financial assets	490	534
Cash surrender value of life insurance policies
Current
Other financial assets	232	234
Other investments
Current
Other financial assets	£ 77	£ 47